ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Summary of the changes in the allowance for loan losses:
ALLL balance at June 30	$ 307	$ 385	$ 630
Provision for loan losses	(73)	(68)	(104)
Loans charged off		10	141
ALLL balance at June 30	$ 234	$ 307	$ 385